Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Miscellaneous non-current liabilities [abstract]
Renewable volume obligation, net	$ 422	$ 397
Pension and Other Post-Employment Benefit Plan	271	276
Provision for West White Rose Expansion Project	83	156
Provisions for Onerous and Unfavourable Contracts	65	72
Employee Long-Term Incentives	90	100
Drilling Provisions	3	25
Other	168	157
Other liabilities	1,102	1,183
RVO included in other liabilities, gross	530	785
RINs included in other liabilities, gross	$ 108	$ 388